Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses	$ 11.2	$ 19.6	$ 32.3